Exhibit 99.1

World Omni Auto Receivables Trust 2017-A
Monthly Servicer Certificate
January 31, 2020

Dates Covered
Collections Period	01/01/20 - 01/31/20
Interest Accrual Period	01/15/20 - 02/17/20
30/360 Days	30
Actual/360 Days	34
Distribution Date	02/18/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/19	345,795,912.07	25,803
Yield Supplement Overcollateralization Amount 12/31/19	13,237,665.71	0
Receivables Balance 12/31/19	359,033,577.78	25,803
Principal Payments	17,154,064.00	597
Defaulted Receivables	964,377.55	67
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/20	12,228,203.36	0
Pool Balance at 01/31/20	328,686,932.87	25,139

Pool Statistics	$ Amount	# of Accounts
Pool Factor	24.86%
Prepayment ABS Speed	1.24%
Aggregate Starting Principal Balance	1,371,460,827.67	64,939

Delinquent Receivables:
Past Due 31-60 days	8,581,778.15	523
Past Due 61-90 days	2,684,169.48	162
Past Due 91-120 days	521,375.24	34
Past Due 121+ days	0.00	0
Total	11,787,322.87	719

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.46%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.94%
Delinquency Trigger Occurred	NO

Recoveries	577,987.28
Aggregate Net Losses/(Gains) - January 2020	386,390.27
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.29%
Prior Net Losses Ratio	1.94%
Second Prior Net Losses Ratio	2.43%
Third Prior Net Losses Ratio	2.15%
Four Month Average	1.95%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	2.14%

Overcollateralization Target Amount	14,790,911.98
Actual Overcollateralization	14,790,911.98
Weighted Average APR	3.92%
Weighted Average APR, Yield Adjusted	6.59%
Weighted Average Remaining Term	34.76

Flow of Funds	$ Amount
Collections	18,926,273.69
Investment Earnings on Cash Accounts	5,836.35
Servicing Fee	(299,194.65)
Transfer to Collection Account	0.00
Available Funds	18,632,915.39

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	499,796.03
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	68,821.67
(5) Noteholders' Second Priority Principal Distributable Amount	1,548,163.16

(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	14,790,911.98
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	1,725,222.55

Total Distributions of Available Funds	18,632,915.39

Servicing Fee	299,194.65
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-
Note Balances & Note Factors	$ Amount
Original Class A	1,221,750,000.00
Original Class B	34,700,000.00

Total Class A & B
Note Balance @ 01/15/20	330,235,096.03
Principal Paid	16,339,075.14
Note Balance @ 02/18/20	313,896,020.89

Class A-1
Note Balance @ 01/15/20	0.00
Principal Paid	0.00
Note Balance @ 02/18/20	0.00
Note Factor @ 02/18/20	0.0000000%

Class A-2a
Note Balance @ 01/15/20	0.00
Principal Paid	0.00
Note Balance @ 02/18/20	0.00
Note Factor @ 02/18/20	0.0000000%

Class A-2b
Note Balance @ 01/15/20	0.00
Principal Paid	0.00
Note Balance @ 02/18/20	0.00
Note Factor @ 02/18/20	0.0000000%

Class A-3
Note Balance @ 01/15/20	200,785,096.03
Principal Paid	16,339,075.14
Note Balance @ 02/18/20	184,446,020.89
Note Factor @ 02/18/20	43.2971880%

Class A-4
Note Balance @ 01/15/20	94,750,000.00
Principal Paid	0.00
Note Balance @ 02/18/20	94,750,000.00
Note Factor @ 02/18/20	100.0000000%

Class B
Note Balance @ 01/15/20	34,700,000.00
Principal Paid	0.00
Note Balance @ 02/18/20	34,700,000.00
Note Factor @ 02/18/20	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	568,617.70
Total Principal Paid	16,339,075.14
Total Paid	16,907,692.84

Class A-1
Coupon	1.10000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.50000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	1.67625%
Coupon	1.81625%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.93000%
Interest Paid	322,929.36
Principal Paid	16,339,075.14
Total Paid to A-3 Holders	16,662,004.50

Class A-4
Coupon	2.24000%
Interest Paid	176,866.67
Principal Paid	0.00
Total Paid to A-4 Holders	176,866.67

Class B
Coupon	2.38000%
Interest Paid	68,821.67
Principal Paid	0.00
Total Paid to B Holders	68,821.67

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.4525590
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	13.0041587
Total Distribution Amount	13.4567177

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.7580501
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	38.3546365
Total A-3 Distribution Amount	39.1126866

A-4 Interest Distribution Amount	1.8666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.8666667

B Interest Distribution Amount	1.9833334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.9833334

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	94.75
Noteholders' Principal Distributable Amount	905.25

Account Balances	$ Amount
Reserve Account
Balance as of 01/15/20	3,213,436.41
Investment Earnings	4,208.64
Investment Earnings Paid	(4,208.64)
Deposit/(Withdrawal)	-
Balance as of 02/18/20	3,213,436.41
Change	-

Required Reserve Amount	3,213,436.41